Operating expenses by nature (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Analysis of income and expense [abstract]
Selling expense	R$ 148,975	R$ 169,486	R$ 138,722
Advertising expense	148,975	169,486	138,722
Administrative expenses	6,001,055	5,461,147	5,641,233
Personnel Expenses	3,996,463	3,728,123	3,943,284
Wages and salaries	1,498,476	1,371,973	1,597,229
Employee Profit-sharing and Bonus	1,592,865	1,531,491	1,540,172
Executives profit-sharing	231,337	149,263	100,732
Benefits	257,289	223,694	195,763
Social security contributions	404,319	437,377	487,237
Other Personal Expense	12,177	14,325	22,151
Tax expense other than income tax expense	91,317	65,526	71,396
Depreciation expense	125,193	118,603	110,248
Adjustments for depreciation and amortisation expense and impairment loss (reversal of impairment loss) recognised in profit or loss	140,132	133,810	95,629
Other expenses, by nature	1,647,950	1,415,085	1,420,676
Data processing expense	868,011	739,804	685,946
Technical service expense	150,580	152,499	188,986
Third party service expense	318,629	307,952	397,585
Rental expense	38,503	23,656	14,491
Communication expense	24,373	31,577	27,076
Travel expense	51,414	36,232	40,243
Legal and judicial expense	70,270	24,610	9,873
Other administrative expenses	126,170	98,755	56,476
Operating expense excluding cost of sales	R$ 6,150,030	R$ 5,630,633	R$ 5,779,955